Income Tax - Summary of Components of Current Tax Expense Income and Adjustments for Current Tax of Prior Periods (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Credit/(charge) in respect of current year	£ (51)	£ 92	£ (121)
Adjustments in respect of prior years	21	34	(2)
Total current tax credit/(charge)	(30)	126	(123)
Deferred tax
In respect of temporary differences	59	(6)	96
Other adjustments in respect of prior years	5	(28)	14
Total deferred tax (charge)/credit	64	(34)	110
Total tax credit/(charge)	£ 34	£ 92	£ (13)